Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,970,414,133.75
Previously Paid Amount	0.00
Total Fee Amount	272,114.19
Total Offset Amount	0.00
Net Fee	272,114.19
Narrative - Max Aggregate Offering Price	$ 1,970,414,133.75
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true